Mar. 13, 2020
Global Atlantic Select Advisor Managed Risk Portfolio
Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Selects Managed Risk Portfolio (formerly Global Atlantic BlackRock Global Allocation Managed Risk Portfolio)

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic PIMCO Tactical Allocation Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

(each a “Portfolio”)

(each a series of Forethought Variable Insurance Trust)

Class II Shares

Supplement dated March 13, 2020

to the Prospectus and Summary Prospectuses dated May 1, 2019, as supplemented to date

Effective immediately, the “MARKET RISK” sections of the Prospectus and Summary Prospectuses under the heading “PORTFOLIO SUMMARY – PRINCIPAL INVESTMENT RISKS” for each Portfolio are replaced with the following:

Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, or other events could also have a significant impact on the Portfolio and its investments.

* * * Please retain this Supplement for future reference.